Reserve for Legal Settlement	12 Months Ended
Dec. 31, 2015
Reserve For Legal Settlement
Reserve for Legal Settlement

NOTE 10 – RESERVE FOR LEGAL SETTLEMENT (PREDECESSOR)

The reserve for legal settlement consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Award of attorneys’ fees	$-	$316,545
Accrued interest to December 31, 2014		26,379
	$-	$342,924

In May 2012, the Predecessor got in a dispute with Devil’s Canyon Brewery (“DCB”) over damage allegedly caused by the Predecessor to certain brewing tanks and related premises damage arising out of the Predecessor’s use of DBC’s facilities for brewing of its products. The Predecessor’s insurance carrier paid for certain repairs which DCB subsequently contended were insufficient. Dissatisfied with the repairs, in September 2012, DCB filed a lawsuit against the Predecessor. The Predecessor vigorously defended the action while concurrently seeking to settle the action. Mediation and settlement conferences were unsuccessful and a jury trial commenced in October 2013. The jury found in favor of DCB’s breach of contract claims and awarded damages in the amount of $130,700, which is recorded as reserve for legal settlement on the accompanying balance sheet as of December 31, 2013. The Predecessor’s insurance carrier subsequently paid what it contended was its policy limits of $113,700 and the Predecessor paid the balance of the judgment in January 2014.

In December 2013, DCB filed a motion for attorneys’ fees seeking approximately $355,000. In January 2014, the Predecessor filed its own motion seeking approximately $234,000 in attorneys’ fees contending that it should be designated the prevailing party in this action. In March 2014, the court denied the Predecessor’s motion for attorneys’ fees and granted DCB’s motion for approximately $268,000, which the court later modified increasing the award in favor of DCB to $316,545. The Predecessor appealed to the court and the appeal remained pending as of December 31, 2014.

During the three months ended March 31, 2015, the parties settled the case with the Predecessor agreeing to pay $275,000 in full and final settlement of the case. The Predecessor is indebted to its attorney for fees and costs in the amount of approximately $182,000 as of December 31, 2014, which is recorded as accounts payable on the accompanying balance sheets.